Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent-Only Financial Statements

Note 15 - Parent-Only Financial Statements

The following represents the condensed financial statements of First Federal of Northern Michigan Bancorp, Inc. (“Parent”) only. The Parent-only financial information should be read in conjunction with the Company’s consolidated financial statements.

Condensed parent company financial statements, which include transactions with the subsidiary, are as follows (000s omitted):

Balance Sheets:
	December 31
	2011	2010

Assets

Cash at subsidiary bank	$516	$424
Investment in subsidiary	23,734	22,272
Deferred tax asset	318	318
Other assets	-	222

Total assets	$24,568	$23,236

Liabilities and Stockholders' Equity

Liabilities	$-	$-
Stockholders' equity	24,568	23,236

Total liabilities and stockholders' equity	$24,568	$23,236

Statements of Operations:
	December 31
	2011	2010

Operating income	$-	$-
Operating expense	199	192

Loss before income taxes and equity in undistributed net income of subsidiary bank	(199)	(192)

Income tax benefit	-	-

Loss before equity in undistributed loss of subsidiary bank	(199)	(192)

Equity in undistributed net income of subsidiary bank	941	430

Net income	$742	$238

Statements of Cash Flows:
	December 31
	2011	2010

Cash Flows from Operating Activities
Net income	$742	$238
Adjustments to reconcile net income to net cash from operating activities:
Stock options/awards	68	223
Equity in undistributed net income of subsidiary bank	(941)	(430)
Net change in other assets	223	(124)

Net cash used in operating activities	92	(93)

Net Increase (Decrease) in Cash and Cash Equivalents	92	(93)

Cash and Cash Equivalents - Beginning of year	424	517

Cash and Cash Equivalents - End of year	$516	$424